Black-Scholes option-pricing model - weighted-average assumptions(TABLE)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Black-Scholes option-pricing model - weighted-average assumptions(TABLE):
Black Scholes Option Pricing Model Weighted Average Assumptions [Table Text Block]
The Company estimated the relative fair value of these warrants on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00
Expected volatility	74.53%
Risk-free interest rate	0.37%
Dividend yield	0.00%

The Company estimated the relative fair value of these warrants on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00

Expected volatility	74.53%

Risk-free interest rate	0.37%

Dividend yield	0.00%

Black Scholes Option Pricing Model Weighted Average Assumptions Other Issuance [Table Text Block]
The Company estimated the relative fair value of these warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00
Expected volatility	75.11%
Risk-free interest rate	0.40%
Dividend yield	0.00%

The Company estimated the relative fair value of these warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected option life (year)	3.00

Expected volatility	75.11%

Risk-free interest rate	0.40%

Dividend yield	0.00%